UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896

                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Retirement Fund Series VI
Investment Portfolio as of April 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                                       Shares             Value ($)
                                                                                  ---------------------------------


Common Stocks 32.2%
Consumer Discretionary 3.4%
Hotels Restaurants & Leisure 0.1%
McDonald's Corp.                                                                        1,330               38,982
                                                                                                        ----------
Household Durables 0.3%
Harman International Industries, Inc.                                                   1,280              100,583
                                                                                                        ----------
Media 1.1%
Clear Channel Communications, Inc.                                                      1,940               61,964
Time Warner, Inc.*                                                                     12,600              211,806
Viacom, Inc. "B"                                                                        3,121              108,049
                                                                                                        ----------
                                                                                                           381,819

Multiline Retail 1.5%
Dollar General Corp.                                                                    3,800               77,330
Federated Department Stores, Inc.                                                       4,560              262,200
J.C. Penney Co., Inc.                                                                   4,300              203,863
                                                                                                        ----------
                                                                                                           543,393

Specialty Retail 0.4%
Sherwin-Williams Co.                                                                      840               37,439
Staples, Inc.                                                                           3,150               60,070
Urban Outfitters, Inc.*                                                                 1,260               55,818
                                                                                                        ----------
                                                                                                           153,327

Consumer Staples 3.1%
Beverages 1.1%
Brown-Forman Corp. "B"                                                                  1,250               69,375
Coca-Cola Co.                                                                           3,600              156,384
PepsiCo, Inc.                                                                           2,620              145,777
                                                                                                        ----------
                                                                                                           371,536

Food & Staples Retailing 0.3%
Safeway, Inc.*                                                                          5,200              110,708
                                                                                                        ----------
Food Products 0.6%
General Mills, Inc.                                                                     4,640              229,216
                                                                                                        ----------
Household Products 0.9%
Procter & Gamble Co.                                                                    6,000              324,900
                                                                                                        ----------
Personal Products 0.2%
Avon Products, Inc.                                                                     1,390               55,711
                                                                                                        ----------
Energy 2.7%
Oil, Gas & Consumable Fuels
Amerada Hess Corp.                                                                      2,150              201,347
Burlington Resources, Inc.                                                                870               42,291
ChevronTexaco Corp.                                                                     3,850              200,200
ConocoPhillips                                                                            880               92,268
Devon Energy Corp.                                                                      1,260               56,914
ExxonMobil Corp.                                                                        6,292              358,833
                                                                                                        ----------
                                                                                                           951,853

Financials 7.1%
Banks 2.0%
Bank of America Corp.                                                                  10,450              470,668
US Bancorp.                                                                             1,370               38,223
Wachovia Corp.                                                                          3,400              174,012
Zions Bancorp.                                                                            520               36,416
                                                                                                        ----------
                                                                                                           719,319

Capital Markets 2.2%
Lehman Brothers Holdings, Inc.                                                          4,040              370,549
Morgan Stanley                                                                          1,310               68,932
The Goldman Sachs Group, Inc.                                                           3,210              342,796
                                                                                                        ----------
                                                                                                           782,277

Consumer Finance 0.7%
MBNA Corp.                                                                             11,390              224,953
                                                                                                        ----------
Diversified Financial Services 0.9%
CIT Group, Inc.                                                                         3,710              149,438
Citigroup, Inc.                                                                         1,780               83,589
JPMorgan Chase & Co.                                                                    2,210               78,433
                                                                                                        ----------
                                                                                                           311,460

Insurance 1.3%
Allstate Corp.                                                                          5,690              319,550
Hartford Financial Services Group, Inc.                                                 1,400              101,318
Prudential Financial, Inc.                                                                680               38,862
                                                                                                        ----------
                                                                                                           459,730

Health Care 4.2%
Biotechnology 0.7%
Amgen, Inc.*                                                                              680               39,583
Charles River Laboratories International, Inc.*                                           860               40,738
Genzyme Corp.*                                                                          1,310               76,779
Invitrogen Corp.*                                                                       1,150               84,261
                                                                                                        ----------
                                                                                                           241,361

Health Care Equipment & Supplies 0.4%
Fisher Scientific International, Inc.*                                                  2,610              154,982
                                                                                                        ----------
Health Care Providers & Services 1.5%
Caremark Rx, Inc.*                                                                      5,560              222,678
Coventry Health Care, Inc.*                                                             1,970              134,807
UnitedHealth Group, Inc.                                                                  820               77,498
WellPoint, Inc.*                                                                          630               80,483
                                                                                                        ----------
                                                                                                           515,466

Pharmaceuticals 1.6%
Allergan, Inc.                                                                          1,400               98,546
Johnson & Johnson                                                                       7,026              482,194
                                                                                                        ----------
                                                                                                           580,740

Industrials 3.5%
Aerospace & Defense 1.4%
Goodrich Corp.                                                                          1,790               72,137
Honeywell International, Inc.                                                           2,210               79,029
Lockheed Martin Corp.                                                                   2,800              170,660
Northrop Grumman Corp.                                                                  2,230              122,293
United Technologies Corp.                                                                 530               53,912
                                                                                                        ----------
                                                                                                           498,031

Commercial Services & Supplies 0.3%
Waste Management, Inc.                                                                  3,390               96,581
                                                                                                        ----------
Industrial Conglomerates 1.1%
3M Co.                                                                                    490               37,470
General Electric Co.                                                                   10,100              365,620
                                                                                                        ----------
                                                                                                           403,090

Machinery 0.7%
Deere & Co.                                                                               890               55,661
Parker-Hannifin Corp.                                                                   3,200              191,808
                                                                                                        ----------
                                                                                                           247,469

Information Technology 5.0%
Communications Equipment 0.7%
Cisco Systems, Inc.*                                                                    2,470               42,682
Motorola, Inc.                                                                         13,660              209,544
                                                                                                        ----------
                                                                                                           252,226

Computers & Peripherals 1.4%
Dell, Inc.*                                                                             1,620               56,425
EMC Corp.*                                                                             17,800              233,536
International Business Machines Corp.                                                   2,520              192,477
                                                                                                        ----------
                                                                                                           482,438

Internet Software & Services 0.3%
Google, Inc. "A"*                                                                         530              116,600
                                                                                                        ----------
IT Consulting & Services 0.7%
Accenture Ltd. "A"*                                                                     3,700               80,290
Affiliated Computer Services, Inc. "A"*                                                 3,250              154,927
                                                                                                        ----------
                                                                                                           235,217

Semiconductors & Semiconductor Equipment 0.5%
Altera Corp.*                                                                           2,200               45,606
Applied Materials, Inc.*                                                                4,140               61,562
Broadcom Corp. "A"*                                                                     2,170               64,905
                                                                                                        ----------
                                                                                                           172,073

Software 1.4%
Microsoft Corp.                                                                         3,780               95,634
Oracle Corp.*                                                                          31,240              361,134
Symantec Corp.*                                                                         2,720               51,082
                                                                                                        ----------
                                                                                                           507,850

Materials 0.9%
Chemicals 0.6%
Dow Chemical Co.                                                                        2,500              114,825
PPG Industries, Inc.                                                                    1,340               90,517
                                                                                                        ----------
                                                                                                           205,342

Paper & Forest Products 0.3%
Georgia-Pacific Corp.                                                                   3,160              108,293
                                                                                                        ----------
Telecommunication Services 1.2%
Diversified Telecommunication Services
ALLTEL Corp.                                                                            2,060              117,337
Sprint Corp.                                                                            8,630              192,104
Verizon Communications, Inc.                                                            2,720               97,376
                                                                                                        ----------
                                                                                                           406,817

Utilities 1.1%
Electric Utilities 0.8%
Edison International                                                                    1,790               64,977
Exelon Corp.                                                                            1,850               91,575
PG&E Corp.                                                                              3,970              137,839
                                                                                                        ----------
                                                                                                           294,391
Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group                                                              1,720               90,403
                                                                                                        ----------

Total Common Stocks (Cost $10,215,040)                                                                  11,369,137
                                                                                                        ----------
                                                                                    Principal
                                                                                    Amount ($)            Value ($)
                                                                                    ----------            ---------

US Government Backed 68.1%
US Treasury STRIPS, Principal Only, 3.313%**, 5/15/2006
(Cost $23,220,248)                                                                 24,891,000           24,053,667
                                                                                                        ----------
                                                                                       Shares             Value ($)
Cash Equivalents 0.0%
Scudder Cash Management QP Trust, 2.81% (a)
(Cost $2,014)                                                                           2,014                2,014
                                                                                                        ----------

                                                                                         % of
                                                                                      Net Assets         Value ($)
                                                                                      ----------         ---------

Total Investment Portfolio  (Cost $33,437,302)                                          100.3           35,424,818
Other Assets and Liabilities, Net                                                        -0.3              -93,301
                                                                                                        ----------
Net Assets                                                                              100.0           35,331,517
                                                                                                        ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Bond equivalent yield to maturity, not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

STRIPS:  Separate Trading of Registered Interest and Principal Securities

Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

At April 30, 2005, open written options were as follows:

                                                              Number of   Expiration   Strike
Written Options                                                Optins         Date      Price            Value ($)
-------------------------------------------------------------------------------------------------------------------
Call Options
-------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                     13      5/1/2005        22.5                  325
-------------------------------------------------------------------------------------------------------------------
Total Outstanding written options (Premiums received $342)                                                     325
-------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Retirement Fund - Series VI


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Retirement Fund - Series VI

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005